CONVERTIBLE DEBT AND NOTES PAYABLE (Tables)	9 Months Ended
Sep. 30, 2021
CONVERTIBLE DEBT AND NOTES PAYABLE
Schedule of future payments of principal

Notes payable as of September 30, 2021 (unaudited), December 31, 2020 and 2019, is $0.8 million, $0.8 million, and $1.0 million, respectively.

The following table presents future payments of principal as of September 30, 2021 (unaudited) (in thousands):

Fiscal year
Remaining three months of 2021	$70
2022	25,282
2023	237
2024	113
2025 and thereafter	128
Total future payments	$25,830

The following table presents future payments of principal as of December 31, 2020 (in thousands):

Fiscal year
2021	$246
2022	246
2023	202
2024 and thereafter	64
Total future payments	$758